Harbor International Fund Expense Example - Harbor International Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	993
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,088
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,378
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	$ 1,481